Borrowings and Capital Lease Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Discontinued Operations
Schedule of Long-Term Debt and Capital Lease Obligations

The Company’s borrowings and capital lease obligations included in discontinued operations are as follows:

	September 30, 2014	December 31, 2013
Short-term Debt
Arvest bank	$—	$3,994,932
Long-term Debt
Sleep center notes payable	—	28,723
Equipment capital leases	—	49,389

Total	—	78,112
Less: Current portion of long term debt	—	(68,143)

Long-term debt	$—	$9,969

The Company’s borrowings and capital lease obligations included in discontinued operations as of December 31, 2013 is as follows:

	Rate(1)	Maturity Date	December 31, 2013
Short-term Debt
Senior bank debt	6%	Apr. 2014	$3,994,932

Long-term Debt
Sleep center notes payable	6%	Nov. 2014	$28,723
Equipment capital leases	8%	Jan. 2015	49,389

Total			78,112
Less: Current portion of long-term debt			(68,143)

Long-term debt			$9,969

(1)	Effective rate as of December 31, 2013

Future Maturities of Long-Term Debt

At December 31, 2013, future maturities of long-term debt included in discontinued operations were as follows:

Twelve months ended December 31,
2014	$68,143
2015	9,969
2016	—
2017	—
2018	—
Thereafter	—

Continuing Operations
Schedule of Short-Term Debt Obligations

The Company’s short-term debt obligations are as follows:

	Rate (1)	September 30, 2014	December 31, 2013
Note payable - Legacy		$—	$2,814,027
Note payable - S&H leasing		—	1,865,600
Note payable - working capital		—	800,000
Insurance premium financings	3.1 - 4.8%	241,414	101,135
Note payable - Medicare cost report	10.1%	12,116	84,065

Short-term debt		$253,530	$5,664,827

(1)	Effective rate as of September 30, 2014

The Company’s short-term debt obligations as of December 31, 2013 and 2012 are as follows:

	Rate(1)	2013	2012
Senior Lender:
Notes payable – working capital	6.5 – 7.0%	$2,814,027	$778,287
Other Lenders:
Note payable – S&H Leasing	11.5%	1,865,600	—
Note payable – working capital	5.0%	800,000	796,231
Insurance premium financings	3.0 – 3.9%	101,135	176,837
Note payable – Medicare cost report	10.1%	84,065	—
Note payable – HC REIT		—	100,000
Notes payable – acquisition		—	156,242

Short-term debt		$5,664,827	$2,007,597

(1)	Effective rate as of December 31, 2013

Schedule of Long-Term Debt and Capital Lease Obligations

The Company’s long-term debt and capital lease obligations are as follows:

	Rate (1)	Maturity Date	September 30, 2014	December 31, 2013
Senior Lender:
Note payable	4.4%	Jun. 2021	$26,625,000	$—
Other Lenders:
Line of credit			—	896,000
Notes payable - working capital			—	3,715,088
Note payable - equity investments			—	3,270,427
Note payable - management agreements			—	640,466
Note payable - assumption			—	146,857
Note payable - preferred interest redemption			—	5,100,000
Note payable - settlements			—	1,189,725
Note payable - THE			—	311,149
Notes payable - physician partners			—	103,604
Notes payable - acquisition	6.0%	Dec. 2014 - Oct. 2015	95,674	99,610
Capital Lease Obligations	5.5 - 9.1%		1,173,403	2,477,985

Total			27,894,077	17,950,911
Less: Current portion of long-term debt			(4,050,498)	(7,919,179)

Long-term debt			$23,843,579	$10,031,732

(1)	Effective rate as of September 30, 2014

The Company’s long-term debt and capital lease obligations as of December 31, 2013 and 2012 are as follows:

	Rate(1)	Maturity Date	2013	2012
Senior Lender:
Line of credit	7.0%	Jun. 2014	$896,000	$431,000
Notes payable – working capital	5.5 – 7.0%	Mar. 2014 – Feb. 2016	3,715,088	5,216,251
Note payable – equity investments	6.25%	Sept. 2016	3,270,427	4,289,057
Note payable – management agreements	6.0%	Dec. 2016	640,466	826,617
Note payable – assumption	6.75%	Jan. 2015	146,857	—
Other Lenders:
Note payable – preferred interest redemption	10.0%	Jul. 2015	5,100,000	—
Notes payable – settlements	5.25 – 8.0%	Dec. 2014 – Jan. 2018	1,189,725	—
Notes payable – THE	4.6 – 8%	Dec. 2014 – Feb. 2016	311,149	453,034
Notes payable – physician partners	5.25 – 6.75%	Jun. 2013 – Nov. 2014	103,604	617,198
Notes payable – acquisition	6.0%	Dec. 2014 – Oct. 2015	99,610	172,289
Note payable – HC REIT			—	450,917
Note payable – equity investments			—	167,841
Capital lease obligations	0.2 – 11.0%	Oct. 2013 – Jul. 2017	2,477,985	4,879,886

Total			17,950,911	17,504,090
Less: Current portion of long-term debt			(7,919,179)	(5,971,339)

Long-term debt			$10,031,732	$11,532,751

(1)	Effective rate as of December 31, 2013

Future Maturities of Long-Term Debt

At September 30, 2014, future maturities of long-term debt were as follows:

Twelve months ended September 30:
2015	$4,050,498
2016	4,362,967
2017	4,229,627
2018	4,134,459
2019	4,116,526
Thereafter	7,000,000
At December 31, 2013, future maturities of long-term debt were as follows:

2014	$7,919,179
2015	8,235,461
2016	1,641,600
2017	73,100
2018	52,349
Thereafter	29,222